FORM D

UNITED STATES 1335480
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

[redacted]

07070470

SEC USE ONLY

Prefix		Serial
DATE RECEIVED		

RECEIVED JUL 05 2007 190 WASH, D.C. PROCESSING SECTION

FORM D

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change.)
Issuance of Xanodyne Pharmaceuticals, Inc. Series A-1 Convertible Preferred Stock

Filing Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ☒ Rule 506 ☐ Section 4(6) ☐ ULOE

Type of filing: ☒ New Filing ☐ Amendment

PROCESSED
JUL 12 2007
THOMSON FINANCIAL

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (☐ check if this is an amendment and name has changed, and indicate change).

Xanodyne Pharmaceuticals, Inc.

Address of Executive Offices (Number and Street, City, State, Zip Code)
One Riverfront Place, Newport, Kentucky 41071-4563

Telephone Number (Including Area Code)
(859) 371-6383

Address of Principal Business Operations (Number and Street, City, State, Zip Code) (if different from Executive Offices)

Telephone Number (Including Area Code)

Brief Description of Business
Pharmaceutical Company

Type of Business Organization
☒ corporation ☐ limited partnership, already formed ☐ other (please specify):
☐ business trust ☐ limited partnership, to be formed

	MONTH	YEAR		
Actual or Estimated Date of Incorporation or Organization:	05	2000	☒ Actual	☐ Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State); CN for Canada; FN for foreign jurisdiction DE

GENERAL INSTRUCTIONS

Federal:
Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C 77d(6).

When To File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where to File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:
This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

ATTENTION:

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filings of a federal notice.

Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities to the issuer;
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Classon, Rolf A.

Business or Residence Address (Number and Street, City, State, Zip Code)
One Riverfront Place, Newport, Kentucky 41071-4563

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Stamp, Stephen A.

Business or Residence Address (Number and Street, City, State, Zip Code)
One Riverfront Place, Newport, Kentucky 41071-4563

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Jennings, Thomas P.

Business or Residence Address (Number and Street, City, State, Zip Code)
One Riverfront Place, Newport, Kentucky 41071-4563

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Gadicke, Ansbert

Business or Residence Address (Number and Street, City, State, Zip Code)
111 Huntington Avenue, Boston, Massachusetts 02199

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
St. Peter, Steven

Business or Residence Address (Number and Street, City, State, Zip Code)
111 Huntington Avenue, Boston, Massachusetts 02199

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Petty, Cathrin

Business or Residence Address (Number and Street, City, State, Zip Code)
445 Park Avenue, 11th Floor, New York, New York 10022

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Purcell, Dennis

Business or Residence Address (Number and Street, City, State, Zip Code)
888 Seventh Avenue, 29th Floor, New York, New York 10106

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

A. BASIC IDENTIFICATION DATA (CONTINUED)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Currie, James L.

Business or Residence Address (Number and Street, City, State, Zip Code)
190 South LaSalle Street, Suite 2800, Chicago, Illinois 60603

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Cavanaugh, Dr. James

Business or Residence Address (Number and Street, City, State, Zip Code)
44 Nassau Street, Princeton, New Jersey 08542

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
HealthCare Ventures VI, L.P.

Business or Residence Address (Number and Street, City, State, Zip Code)
44 Nassau Street, Princeton, New Jersey 08542

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
MPM BioVentures III-QP, LP

Business or Residence Address (Number and Street, City, State, Zip Code)
200 Clarendon Street, 54th Floor, Boston, Massachusetts, 02116

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Apax Europe VI-A LP

Business or Residence Address (Number and Street, City, State, Zip Code)
PO Box 431, 13-15 Victoria Road, St. Peter Port, Guernsey, Channel Islands, GY1 3ZD

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Roger D. Griggs

Business or Residence Address (Number and Street, City, State, Zip Code)
One Riverfront Place, Newport, Kentucky 41071-4563

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Dr. Gilbert Gonzales

Business or Residence Address (Number and Street, City, State, Zip Code)
114 East 71st Street. New York, New York 10021

B. INFORMATION ABOUT OFFERING

1. Has the issuer sold or does the issuer intend to sell, to non-accredited investors in this offer? ☐ Yes ☒ No
   Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? No minimum
3. Does the offering permit joint ownership of a single unit? ☐ Yes ☒ No
4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar renumeration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.
   N/A

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ☐ All States

[AL] [AK] [AZ] [AR] [CA] [CO] [CT] [DE] [DC] [FL] [GA] [HI] [ID]
[IL] [IN] [IA] [KS] [KY] [LA] [ME] [MD] [MA] [MI] [MN] [MS] [MO]
[MT] [NE] [NV] [NH] [NJ] [NM] [NY] [NC] [ND] [OH] [OK] [OR] [PA]
[RI] [SC] [SD] [TN] [TX] [UT] [VT] [VA] [WA] [WV] [WI] [WY] [PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ☐ All States

[AL] [AK] [AZ] [AR] [CA] [CO] [CT] [DE] [DC] [FL] [GA] [HI] [ID]
[IL] [IN] [IA] [KS] [KY] [LA] [ME] [MD] [MA] [MI] [MN] [MS] [MO]
[MT] [NE] [NV] [NH] [NJ] [NM] [NY] [NC] [ND] [OH] [OK] [OR] [PA]
[RI] [SC] [SD] [TN] [TX] [UT] [VT] [VA] [WA] [WV] [WI] [WY] [PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ☐ All States

[AL] [AK] [AZ] [AR] [CA] [CO] [CT] [DE] [DC] [FL] [GA] [HI] [ID]
[IL] [IN] [IA] [KS] [KY] [LA] [ME] [MD] [MA] [MI] [MN] [MS] [MO]
[MT] [NE] [NV] [NH] [NJ] [NM] [NY] [NC] [ND] [OH] [OK] [OR] [PA]
[RI] [SC] [SD] [TN] [TX] [UT] [VT] [VA] [WA] [WV] [WI] [WY] [PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

C. OFFERING PRICE NUMBER OF INVESTORS EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box ☐ and indicate in the column below the amounts of the securities offered for exchange and already exchanged.

Type of Security		Aggregate Offering Price	Amount Already Sold
Debt		$	$
Equity	Series A-1 Convertible Preferred Stock	$25,000,002	$25,000,002
	☐ Common ☒ Preferred		
Convertible Securities (including warrants)	Warrants for up to 4,828,441 shares of Common Stock*	$0	$0
Partnership Interests		$	$
Other (Specify)		$	$
Total		$25,000,002	$25,000,002

Answer also in Appendix, Column 3, if filing under ULOE.

***Issued pursuant to debt financing, which was separate from the Offering of Series A-1 Convertible Preferred Stock.**

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	25	$25,000,002
Non-accredited Investors	0	0
Total (for filings under Rule 504 only)		

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C - Question 1.

Type of offering	Type of Security	Dollar Amount Sold
Rule 505		$
Regulation A		$
Rule 504		$
Total		$

4.a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	☐	$
Printing and Engraving Costs	☐	$
Legal Fees	☒	$200,000
Accounting Fees	☐	$
Engineering Fees	☐	$
Sales Commissions (specify finders' fees separately	☐	$
Other Expenses (identify)	☐	$
Total	☒	$200,000

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

b. Enter the difference between the aggregate offering price given in response to Part C - Question 1 and total expenses furnished in response to Part C - Question 4.a. This difference is the "adjusted gross proceeds to the issuer." $24,800,002

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C - Question 4.b. above.

	Payment to Officer, Directors & Affiliates	Payments to Others
Salaries and Fees	☐ $	☐ $
Purchase of Real Estate	☐ $	☐ $
Purchase, rental or leasing and installation of machinery and equipment	☐ $	☐ $
Construction or leasing of plant buildings and facilities	☐ $	☐ $
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	☐ $	☐ $
Repayment of indebtedness	☐ $	☐ $
Working Capital	☐ $	☒ $24,800,002
Other (specify)	☐ $	☐ $
Column Totals	☐ $	☒ $24,800,002
Total Payments Listed (column totals added)	☒ $24,800,002	

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
Xanodyne Pharmaceuticals, Inc.	[signature]	July 3, 2007
Name of Signer (Print or Type)	Title of Signer (Print or Type)	
Stephen Stamp	**Chief Financial Officer**	

ATTENTION

Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

E. STATE SIGNATURE

1. Is any party described in 17 CFR 230.252(c), (d), (e) or (f) presently subject to any of the disqualification provisions of such rule .... Yes ☐ No ☒
See Appendix, Column 5, for state response.
2. The undersigned issuer hereby undertakes to furnish to any state administrator of any state in which this notice is filed, a notice on Form D (17 CFR 239.500) at such times as required by state law.
3. The undersigned issuer hereby undertakes to furnish to the state administrators, upon written request, information furnished by the issuer to offerees.
4. The undersigned issuer represents that the issuer is familiar with the conditions that must be satisfied to be entitled to the Uniform limited Offering Exemption (ULOE) of the state in which this notice is filed and understands that the issuer claiming the availability of this exemption has the burden of establishing that these conditions have been satisfied.

The issuer has read this notification and knows the contents to be true and has duly caused this notice to be signed on its behalf by the undersigned duly authorized person.

Issuer (Print or Type)	Signature	Date
Xanodyne Pharmaceuticals, Inc.		July 3, 2007
Name (Print or Type)	Title (Print or Type)	
Stephen Stamp	**Chief Financial Officer**	

Instruction:
Print the name and title of the signing representative under his signature for the state portion of this form. One copy of every notice on Form D must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

APPENDIX

1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of security and aggregate offering price offered in state (Part C-Item 1)	Type of investor and amount purchased in State (Part C-Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item1)	
State	Yes	No		Number of Accredited Investors	Amount	Number of Non-Accredited Investors	Amount	Yes	No
AL									
AK									
AZ									
AR									
CA									
CO									
CT									
DE									
DC									
FL									
GA									
HI									
ID									
IL		X	Series A-1 Convertible Preferred Stock	2	$2,547,111				X
IN									
IA									
KS									
KY		X	Series A-1 Convertible Preferred Stock	1	$410,226				X
LA									
ME									
MD									
MA		X	Series A-1 Convertible Preferred Stock	6	$5,759,238				X
MI									
MN									
MS									

1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of security and aggregate offering price offered in state (Part C-Item 1)	Type of investor and amount purchased in State (Part C-Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item1)	
State	Yes	No		Number of Accredited Investors	Amount	Number of Non-Accredited Investors	Amount	Yes	No
MO									
NV									
NH									
NJ		X	Series A-1 Convertible Preferred Stock	1	$2,671,106				X
NM									
NY		X	Series A-1 Convertible Preferred Stock	10	$7,044,390				X
NC									
ND									
OH		X	Series A-1 Convertible Preferred Stock	1	$2,009,060				X
OK									
OR									
PA									
RI									
SC									
SD									
TN		X	Series A-1 Convertible Preferred Stock	1	$119,290				X
TX									
UT									
VT									
VA									
WA									
WV									
WI									
WY									
PR									

Dinsmore&Shohl LLP
ATTORNEYS

Julie E. Sherman
513-977-8656
julie.sherman@dinslaw.com

SEC MAIL PROCESSING SECTION
RECEIVED
JUL 05 2007
WASH. D.C.
190

July 3, 2007

VIA FEDERAL EXPRESS

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20579

Re: Notice of Sale of Securities Pursuant to Regulation D, Rule 506

Dear Sir/Madam:

On behalf of Xanodyne Pharmaceuticals, Inc., a Delaware corporation, and pursuant to Rule 503 of Regulation D of the Securities Act of 1933, as amended, I have enclosed for filing a signed SEC Form D (and four copies thereof).

I have also enclosed a copy of this cover letter, which I request that you stamp "Filed" and return it to our office in the enclosed self-addressed, stamped envelope.

Please contact me with any questions.

Sincerely,

Julie E. Sherman

Enclosure
cc: Lee M. Stautberg, Esq.

END

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